Summary of Notes and Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable	$ 81,165	$ 75,946
Allowance for doubtful accounts	(598)	(723)	$ (775)	$ (1,167)
Allowance for sales returns and discounts	(1,432)	(1,624)	$ (1,555)	$ (1,427)
Notes and accounts receivable, net	$ 79,135	$ 73,599